Segments	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies. Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.
In December 2022, we transferred social housing loans, and non-core liabilities to our CCB segment from Corporate Centre to reflect the way these assets are managed, and restated comparatives accordingly. This resulted in an increase in H122 profit before tax in CCB of £1m and an equal but opposite impact in Corporate Centre.
Results by segment
For the Half Year to

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2023	£m	£m	£m	£m	£m
Net interest income	1,873	79	405	4	2,361
Non-interest income	85	100	67	45	297
Total operating income	1,958	179	472	49	2,658
Operating expenses before credit impairment charges, provisions and charges	(912)	(73)	(170)	(77)	(1,232)
Credit impairment charges	(55)	(14)	(36)	—	(105)
Provisions for other liabilities and charges	(106)	(3)	4	(43)	(148)
Total operating credit impairment charges, provisions and charges	(161)	(17)	(32)	(43)	(253)
Profit/(loss) before tax	885	89	270	(71)	1,173

Revenue from external customers	1,884	313	364	97	2,658
Inter-segment revenue/(expense)	74	(134)	108	(48)	—
Total operating income	1,958	179	472	49	2,658

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	227	—	31	—	258
–Insurance, protection and investments	24	—	—	—	24
–Credit cards	49	—	—	—	49
–Non-banking and other fees(2)	1	12	53	3	69
Total fee and commission income	301	12	84	3	400
Fee and commission expense	(218)	(3)	(26)	(5)	(252)
Net fee and commission income/(expense)	83	9	58	(2)	148

Customer loans	185,904	5,319	18,367	1,209	210,799
Total assets(3)	193,145	10,541	18,367	62,288	284,341
Of which assets held for sale	—	—	—	49	49
Customer deposits	155,692	—	23,525	11,520	190,737
Total liabilities	155,799	1,683	23,562	88,384	269,428
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances.

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
30 June 2022	£m	£m	£m	£m	£m
Net interest income	1,792	92	241	23	2,148
Non-interest income/(expense)	107	101	70	(11)	267
Total operating income	1,899	193	311	12	2,415
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(832)	(73)	(181)	(100)	(1,186)
Credit impairment (charges)/write-backs	(126)	(13)	20	1	(118)
Provisions for other liabilities and charges	(101)	—	(2)	(15)	(118)
Total operating credit impairment (charges)/write-backs, provisions and charges	(227)	(13)	18	(14)	(236)
Profit/(loss) before tax	840	107	148	(102)	993

Revenue/(expense) from external customers	2,049	243	345	(222)	2,415
Inter-segment revenue/(expense)	(150)	(50)	(34)	234	—
Total operating income/(expense)	1,899	193	311	12	2,415

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	218	—	29	—	247
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	46	—	—	—	46
–Non-banking and other fees(2)	4	8	36	4	52
Total fee and commission income	299	8	65	4	376
Fee and commission expense	(193)	—	(11)	(6)	(210)
Net fee/(expense) and commission income	106	8	54	(2)	166
31 December 2022
Customer loans	194,661	5,384	18,518	1,141	219,704
Total assets(3)	203,697	10,371	18,518	59,657	292,243
Of which assets held for sale	—	—	—	49	49
Customer deposits	161,748	—	24,798	9,930	196,476
Total liabilities	161,821	1,223	24,473	90,015	277,532
The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances..
The main differences between Customer loans and Loans and advances to customers (Note 9) are balances in Corporate Centre held for liquidity purposes. The main differences between Customer deposits and Deposits by customers (Note 16) are equity-linked deposits and intercompany deposits.